Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	March 31,	March 31,
	2013	2012
	(unaudited)	(unaudited)
Warrants	1,367,063	361,912
Stock purchase right	-	75,000
Options	1,584,501	1,579,634
Series A Preferred Stock	933,333	933,333
Series B Preferred Stock	-	1,368,907
Series C Preferred Stock	250,000	-
Convertible promissory note	2,030,835	-
Total	6,165,733	4,318,786

	2012	2011
Warrants	1,348,975	358,579
Stock purchase right	-	75,000
Options	1,585,401	1,383,567
Series A Preferred Stock	933,333	933,333
Series B Preferred Stock	1,048,907	1,368,907
Series C Preferred Stock	250,000	-
Total	5,166,616	4,119,386

Unissued Common Stock for Possible Future Issuance [Table Text Block]
March 31,
2013
(unaudited)
Exercise of stock warrants	1,367,063
Exercise and future grants of stock options	4,051,986
Exercise of preferred stock	1,333,333
Issuance of restricted stock grants	28,965
Contingent issuable shares in connection with Sinotop acquisition	490,548
Issuable shares from conversion of promissory note payable	2,030,835
Additional common stock due to reset provision	436,238
Total	9,738,968

	2012	2011
Exercise of stock warrants	1,348,975	358,579
Exercise of stock purchase right	-	75,000
Exercise and future grants of stock options	4,051,986	4,080,000
Exercise of preferred stock	2,382,240	2,302,240
Issuance of restricted stock grants	56,780	-
Contingent issuable shares in connection with Sinotop acquisition	490,548	735,822
Total	8,330,529	7,551,641